UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22500

O’Connor Fund of Funds: Multi-Strategy

(Exact name of registrant as specified in charter)

677 Washington Boulevard

Stamford, CT 06901

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1850

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments

(Unaudited)

December 31, 2011

Investment Fund	Cost	Fair Value	% of Members’ Capital	Realized and Unrealized Gain/(Loss) from Investments	Initial Acquisition Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Credit
Chatham Asset Partners High Yield Fund, L.P.	$4,500,000	$4,070,305	2.22	$(429,695)	4/1/2011	Quarterly
GCA Credit Opportunities Fund, L.L.C.	4,500,000	4,568,781	2.50	68,781	4/1/2011	Quarterly
Mariner - Tricadia Credit Strategies, Ltd.	6,400,000	6,029,841	3.30	(370,159)	7/1/2011	Quarterly

Credit Subtotal	$15,400,000	$14,668,927	8.02%	$(731,073)

Equity Hedged
Anthion Offshore Fund, Ltd.	5,100,000	4,114,736	2.25	(985,264)	4/1/2011	Quarterly	9/30/2012	1,218,186	(c)
Atlas Institutional Fund, Ltd.	11,750,000	11,298,729	6.18	(451,271)	5/1/2011	Quarterly
Glenview Institutional Partners, L.P.	3,600,000	3,135,310	1.71	(464,690)	4/1/2011	Quarterly	3/31/2012	2,271,128	(d)
JHL Capital Group Fund Ltd.	4,001,910	3,599,021	1.97	(478,202)	4/1/2011	Quarterly
Moore Emerging Equity Long / Short Fund, Ltd.	5,100,000	4,686,104	2.56	(413,896)	4/1/2011	Monthly
Perceptive Life Sciences Qualified Fund, L.P.	4,600,000	4,642,222	2.54	42,222	4/1/2011	Quarterly
Plural Partners II, L.L.C.	4,500,000	4,161,846	2.28	(338,154)	6/1/2011	Annually	6/30/2012	4,161,846
Soroban Cayman Fund, Ltd.	5,500,000	5,842,181	3.19	342,181	4/1/2011	Quarterly
Turiya Fund, L.P.	5,600,000	5,370,355	2.94	(229,645)	4/1/2011	Quarterly
West Face Long Term Opportunities (USA) L.P.	5,600,000	5,052,386	2.76	(547,614)	4/1/2011	Quarterly	6/30/2012	5,052,386

Equity Hedged Subtotal	$55,351,910	$51,902,890	28.38%	$(3,524,333)

Multi-Strategy
Millennium International, Ltd.	14,750,000	15,104,773	8.26	354,773	4/1/2011	Quarterly
Scoggin Capital Management II, L.L.C.	3,340,539	3,025,171	1.65	(424,830)	4/1/2011	Quarterly

Multi-Strategy Subtotal	$18,090,539	$18,129,944	9.91%	$(70,057)

Relative Value
Field Street Partners, L.P.	9,100,000	9,314,607	5.09	214,607	4/1/2011	Monthly
Jefferies Structured Alpha Fund, L.L.C.	5,000,000	4,969,380	2.72	(30,620)	8/1/2011	Monthly
Kamunting Street, L.P.	3,600,000	3,220,107	1.76	(379,893)	4/1/2011	Quarterly
Magnetar Constellation Fund, Ltd.	6,250,000	6,095,941	3.33	(154,059)	4/1/2011	Quarterly
OxAM Quant Fund Limited	6,750,000	7,370,554	4.03	620,554	6/1/2011	Monthly	2/29/2012	2,100,509	(c)
Providence MBS Opportunities Fund, L.P.	5,600,000	6,225,982	3.41	625,982	4/1/2011	Quarterly

Relative Value Subtotal	$36,300,000	$37,196,571	20.34%	$896,571

Trading
Blue Trend Fund Ltd.	2,500,000	2,455,312	1.34	(44,688)	7/1/2011	Monthly
D.E. Shaw Oculus International Fund	9,000,000	9,044,924	4.94	44,924	7/1/2011	Quarterly
Dymon Asia Macro Fund	9,000,000	9,011,153	4.93	11,153	10/1/2011	Monthly
Edgestream Nias Fund, Ltd.	6,000,000	5,860,007	3.20	(139,993)	10/1/2011	Quarterly
WCG Offshore Fund, Ltd.	6,620,000	6,488,101	3.55	(131,899)	9/1/2011	Anniversary
Whiteside Energy Offshore, Ltd.	7,000,000	6,671,676	3.65	(328,324)	10/1/2011	Monthly

Trading Subtotal	$40,120,000	$39,531,173	21.61%	$(588,827)

Redeemed Investment Funds	—	—	—	(769,055)

Total	$165,262,449	$161,429,505	88.26%	$(4,786,774)

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2011

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed with no restrictions, as of the measurement date.
(c)	The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
(d)	The dollar amount of fair value for the first available redemption can be redeemed on the date listed. The remaining amount of $864,182 can be redeemed on June 30, 2012.

Complete information about the Investment Funds’ underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing the Fund’s investments are not necessarily an indication of the risk associated with investing in those investments. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the December 31, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the December 31, 2011 measurement date. There were no transfers between Level 1 and Level 2 at December 31, 2011.

ASSETS TABLE

Description	Total Fair Value at December 31, 2011	Level 1	Level 2	Level 3
Credit	$14,668,927	$—	$14,668,927	$—
Equity Hedged	51,902,890	—	51,902,890	—
Multi-Strategy	18,129,944	—	18,129,944	—
Relative Value	37,196,571	—	37,196,571	—
Trading	39,531,173	—	39,531,173	—

Total Assets	$161,429,505	$—	$161,429,505	$—

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2011

Portfolio Valuation

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to a 45 - 60 day redemption notice period and can be redeemed with no restrictions, subject to the Investment Funds’ liquidity terms, as of the measurement date.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to a 45 - 90 day redemption notice period. The Investment Funds within this strategy have either initial redemption dates commencing in the future (24 percent) or are available to be redeemed with no restrictions (76 percent), subject to the Investment Funds’ liquidity terms, as of the measurement date.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to a 60 - 90 day redemption notice period and can be redeemed with no restrictions, subject to the Investment Funds’ liquidity terms, as of the measurement date.

The Investment Funds in the relative value is a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. Managers in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. Managers frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples. Investment Funds within this strategy are generally subject to a 30 - 120 day redemption notice period. The Investment Funds within this strategy have either initial redemption dates commencing in the future (6 percent) or are available to be redeemed with no restrictions (94 percent), subject to the Investment Funds’ liquidity terms, as of the measurement date.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Funds within this strategy are generally subject to a 14 - 75 day redemption notice period and can be redeemed with no restrictions, subject to the Investment Funds’ liquidity terms, as of the measurement date.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2011

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2011.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended December 31, 2011. Please refer to the September 30, 2011 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     O’Connor Fund of Funds: Multi-Strategy

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date Feb. 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date Feb. 23, 2012

By (Signature and Title)*	/s/ Robert Aufenanger
Robert Aufenanger, Principal Financial Officer

Date Feb. 23, 2012

*	Print the name and title of each signing officer under his or her signature.